AUGUST 28, 2020
Summary Prospectus
Funds For Institutions Series
•	BlackRock Treasury Strategies Institutional Fund
MLIXX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements), reports to shareholders and other information about the Fund, including the Fund’s statement of additional information, online at http://www.blackrock.com/cash/regulatory. You can also get this information at no cost by calling (800) 225-1576 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated August 28, 2020, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 225-1576 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Treasury Strategies Institutional Fund
Investment Objective

The investment objective of BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Strategies Institutional Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.43%
Administration Fees	0.15%
Miscellaneous Other Expenses	0.28%
Total Annual Fund Operating Expenses		0.48%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Strategies Institutional Fund and Treasury Strategies Institutional Fund’s share of expenses of Master Treasury Strategies Institutional Portfolio (“Treasury Strategies Institutional Portfolio”). The management fees are paid by Treasury Strategies Institutional Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Treasury Strategies Institutional Fund	$49	$154	$269	$604

Principal Investment Strategies of the Fund

Treasury Strategies Institutional Fund will invest 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
Due to the Fund’s size, the Fund is not eligible to participate in repurchase agreements with the Federal Reserve Bank of New York at this time. As a result, therefore, the Fund does not currently intend to invest in repurchase agreements.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as
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determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Treasury Strategies Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Treasury Strategies Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Strategies Institutional Portfolio. Where applicable, “Treasury Strategies Institutional Fund” or the “Fund” refers also to Treasury Strategies Institutional Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
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■	Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The Fund is a government money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7. Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments, in addition to U.S. Government securities. Effective May 2, 2016, the Fund further changed its investment strategies in order to limit its investments to cash, U.S. Treasury securities and certain repurchase agreements, as more fully described in “Fund Overview — Key Facts About BlackRock Treasury Strategies Institutional Fund — Principal Investment Strategies of the Fund.” The information shows you how Treasury Strategies Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Treasury Strategies Institutional Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.50% (quarter ended June 30, 2019) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2020 was 0.32%.
As of 12/31/19 Average Annual Total Returns	1 Year	5 Years	10 Years
Treasury Strategies Institutional Fund	1.74%	0.78%	0.44%

To obtain the Fund’s current 7-day yield, call (800) 626-1960 or visit the Fund’s website at www.blackrock.com/cash.
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Investment Manager

Treasury Strategies Institutional Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Treasury Strategies Institutional Fund, you should contact your financial intermediary or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail at DST Asset Manager Solutions, Inc., Attention: BlackRock Funds, P.O. Box 219504, Kansas City, Missouri 64121-9504.
Accounts can be opened with a minimum initial investment of $3,000,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
On July 29, 2020, the Board of Trustees of the Trust, on behalf of the Fund, approved a proposal to liquidate and terminate the Fund and terminate the Trust subject to a Plan of Liquidation and Termination. The Plan of Liquidation and Termination will be presented to the shareholders of the Fund and must be approved by the requisite number of shares of the Fund before a liquidation and termination of the Fund and termination of the Trust can occur.
A special meeting of shareholders of the Fund to consider the Plan of Liquidation and Termination is expected to be held on October 23, 2020. The record date for the special meeting is August 27, 2020. If approved by shareholders of the Fund, the liquidation date for the Fund is expected to be on or around October 27, 2020.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Strategies Institutional Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your financial intermediary’s website for more information.
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INVESTMENT COMPANY ACT FILE # 811-05149
SPRO-FFIS-I-0820